Basis of Presentation Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
A summary of results of discontinued operations is as follows (in thousands):

	Three Months Ended March 31,
	2014	2013
Net sales	$56,836	$55,028

(Loss) income from discontinued operations	$(2,513)	$2,489
Income tax (benefit) expense	(744)	654
(Loss) income from discontinued operations (net of tax)	$(1,769)	$1,835